Stockholders' equity and reserves - Common stock and premiums (Details)	Dec. 31, 2020 shares
Before the Transaction [Member] | Familiar Trusts [Member]
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding	439,500,000	[1]
Number of shares outstanding Percentage	73.25%
Before the Transaction [Member] | Floating Position [Member]
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding Percentage	26.75%
After the Transaction [Member] | Familiar Trusts [Member]
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding	439,500,000	[1]
Number of shares outstanding Percentage	73.25%	[1]
After the Transaction [Member] | Control Trust [Member]
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding	312,000,000	[1]
Number of shares outstanding Percentage	52.00%	[1]
After the Transaction [Member] | Placement Trust [Member]
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding	127,500,000	[1]
Number of shares outstanding Percentage	21.25%	[1]
After the Transaction [Member] | Floating Position [Member]
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding	160,500,000	[1],[2]
Number of shares outstanding Percentage	26.75%	[2]

[1]	All Series B shares with voting power.
[2]	Operating at the BMV and the NYSE.